LEASES (Schedule of Supplemental Cash Flow Information Related to Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating cash flows from operating leases	$ 1,447	$ 1,640
Right-of-use assets obtained in exchange for lease obligations (non-cash)	$ 983	$ 1,345	$ 318